Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital	Contributed surplus	Retained earnings	Currency translation adjustments	Cash flow hedge reserve	Total accumulated other comprehensive income	Non-controlling interests
Beginning balance at Mar. 31, 2022	$ 985,683	$ 530,241	$ 11,734	$ 416,773	$ 24,412	$ (1,564)	$ 22,848	$ 4,087
Changes in equity [abstract]
Net income	127,701			127,433				268
Other comprehensive income (loss)	41,035			3,644	26,794	10,398	37,192	199
Comprehensive income	168,736			131,077	26,794	10,398	37,192	467
Non-controlling interest	(452)			367				(819)
Stock-based compensation	5,088		5,088
Exercise of stock options	4,964	6,318	(1,354)
Common shares held in trust	(12,365)	(12,365)
Repurchase of common shares	(21,071)	(3,561)		(17,510)
Ending balance at Mar. 31, 2023	1,130,583	520,633	15,468	530,707	51,206	8,834	60,040	3,735
Changes in equity [abstract]
Net income	194,181			193,735				446
Other comprehensive income (loss)	3,475			(406)	(2,571)	6,686	4,115	(234)
Comprehensive income	197,656			193,329	(2,571)	6,686	4,115	212
Non-controlling interest	(195)			471				(666)
Stock-based compensation	11,253		11,253
Exercise of stock options	2,152	2,754	(602)
U.S. initial public offering (note 17)	366,332	366,332
Common shares held in trust	(23,820)	(23,820)
Repurchase of common shares	(14)	(2)		(12)
Ending balance at Mar. 31, 2024	$ 1,683,947	$ 865,897	$ 26,119	$ 724,495	$ 48,635	$ 15,520	$ 64,155	$ 3,281